Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Research and development expenses payable	830,189	778,205
Professional fees payable	185,247	127,031
Others	56,279	13,375
	$1,071,715	$918,611